UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01090

Nomura Partners Funds, Inc.

(Exact name of Registrant as specified in charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of principal executive offices) (Zip Code)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Name and address of agent for service)

COPIES TO:

Counsel of the Corporation

Davis Polk & Wardwell LLP

450 Lexington Avenue

New York, NY 10017

Attention: Nora M. Jordan, Esq.

Registrant’s telephone number, including area code: 1-800-535-2726

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Item 1.	Schedule of Investments

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)	as of June 30, 2009

	Shares	Value ($)
Common Stocks 97.6% ^
Consumer Discretionary 18.0%
Auto Components 5.3%
Aisin Seiki Co. Ltd.	35,200	761,209
Bridgestone Corp.	129,500	2,022,900
Denso Corp.	80,600	2,054,633
EXEDY Corp.	8,500	166,408
Koito Manufacturing Co. Ltd.	37,000	444,798
Musashi Seimitsu Industry Co. Ltd.	15,600	240,502
NGK Spark Plug Co. Ltd.	21,000	199,574
NHK Spring Co. Ltd.	41,000	273,819
Nifco, Inc.	12,300	189,923
Press Kogyo Co. Ltd.	91,000	161,245
Stanley Electric Co. Ltd.	40,600	817,759
Sumitomo Rubber Industries Ltd.	222,800	1,783,255
Tokai Rubber Industries Ltd.	23,000	240,131
Toyoda Gosei Co. Ltd.	9,200	246,572
Yokohama Rubber Co. Ltd.	71,000	349,683

		9,952,411

Automobiles 4.0%
Daihatsu Motor Co. Ltd.	186,000	1,723,472
Honda Motor Co. Ltd.	101,600	2,781,924
Isuzu Motors Ltd.	136,000	217,209
Nissan Motor Co. Ltd.	60,400	364,649

The Japan Fund | 1

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Consumer Discretionary (continued)
Toyota Motor Corp.	60,900	2,302,282

		7,389,536

Diversified Consumer Services 0.2%
Benesse Corp.	5,600	223,813
Best Bridal, Inc.	28	81,849

		305,662

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co. Japan Ltd.	4,800	89,076
Toridoll Corp.	56	95,401

		184,477

Household Durables 3.3%
Makita Corp.	44,400	1,069,335
Mitsui Home Co. Ltd.	32,000	187,554
Panasonic Corp.	267,500	3,587,999
Rinnai Corp.	2,100	92,703
Sharp Corp.	16,000	165,080
Sony Corp.	39,100	1,010,048

		6,112,719

Internet and Catalog Retail 0.4%
ASKUL Corp.	24,200	392,719

The Japan Fund | 2

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Consumer Discretionary (continued)
Rakuten, Inc.	472	283,690

		676,409

Leisure Equipment and Products 0.3%
Fields Corp.	92	124,600
Namco Bandai Holdings, Inc.	16,500	180,983
Shimano, Inc.	4,800	183,176
Tamron Co. Ltd.	10,200	139,087

		627,846

Media 0.3%
Daiichikosho Co. Ltd.	12,300	133,852
Fuji Media Holdings, Inc.	142	213,892
SKY Perfect JSAT Holdings, Inc.	596	227,037

		574,781

Multiline Retail 1.1%
Don Quijote Co. Ltd.	20,800	398,226
H2O Retailing Corp.	25,000	141,666
Isetan Mitsukoshi Holdings Ltd.	92,600	940,162
Parco Co. Ltd.	21,000	163,340
Ryohin Keikaku Co. Ltd.	11,700	492,790

		2,136,184

Specialty Retail 2.6%
Arc Land Sakamoto Co. Ltd.	17,200	174,913

The Japan Fund | 3

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Consumer Discretionary (continued)
Asahi Co. Ltd.	6,400	176,037
Bookoff Corp.	12,200	140,576
Fast Retailing Co. Ltd.	5,900	768,442
Kohnan Shoji Co. Ltd.	13,400	132,321
Komeri Co. Ltd.	19,600	433,059
Nishimatsuya Chain Co. Ltd.	17,700	155,446
Nitori Co. Ltd.	14,400	1,022,047
Point, Inc.	7,700	413,397
Shimamura Co. Ltd.	2,900	230,300
Xebio Co. Ltd.	48,000	1,043,328
Yamada Denki Co. Ltd.	3,320	192,895

		4,882,761

Textiles, Apparel and Luxury Goods 0.4%
ASICS Corp.	51,000	463,050
Gunze Ltd.	50,000	222,309

		685,359

Total Consumer Discretionary		33,528,145

Consumer Staples 3.7%
Beverages 0.3%
Kirin Holdings Co. Ltd.	37,000	516,530

Food and Staples Retailing 1.4%
Arcs Co. Ltd.	17,200	245,536

The Japan Fund | 4

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Consumer Staples (continued)
CREATE SD HOLDINGS Co. Ltd.	9,700	188,697
Itochu-Shokuhin Co. Ltd.	4,000	144,674
Lawson, Inc.	4,700	206,541
Maxvalu Tokai Co. Ltd.	11,900	144,849
Okuwa Co. Ltd.	33,000	387,580
S Foods, Inc.	19,000	153,131
Seven & I Holdings Co. Ltd.	38,200	896,216
Sundrug Co. Ltd.	7,600	168,262
Yaoko Co. Ltd.	2,800	84,144

		2,619,630

Food Products 1.4%
Ajinomoto Co., Inc.	245,000	1,936,017
Fuji Oil Co. Ltd.	13,900	161,829
Marudai Food Co. Ltd.	87,000	253,262
Mitsui Sugar Co. Ltd.	62,000	209,801

		2,560,909

Tobacco 0.6%
Japan Tobacco, Inc.	390	1,215,613

Total Consumer Staples		6,912,682

Energy 0.7%
Energy Equipment and Services 0.4%
Modec, Inc.	36,600	642,110

The Japan Fund | 5

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Energy (continued)
Oil, Gas and Consumable Fuels 0.3%
Cosmo Oil Co. Ltd.	44,000	149,117
INPEX Corp.	43	342,506
Itochu Enex Co. Ltd.	22,300	137,573

		629,196

Total Energy		1,271,306

Financials 16.0%
Capital Markets 0.4%
Daiwa Securities Group, Inc.	28,000	165,492
Monex Group, Inc.	606	268,434
Tokai Tokyo Financial Holdings	87,000	315,237

		749,163

Commercial Banks 9.6%
Bank of Yokohama Ltd.	44,000	234,353
Chiba Bank Ltd.	148,000	962,957
Juroku Bank Ltd.	31,000	109,511
Keiyo Bank Ltd.	51,000	266,327
Mie Bank Ltd.	40,000	144,296
Mitsubishi UFJ Financial Group, Inc.	724,300	4,452,412
Mizuho Financial Group, Inc.	744,100	1,730,623
Musashino Bank Ltd.	6,400	214,051
Seven Bank Ltd.	67	175,190

The Japan Fund | 6

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Financials (continued)
Sumitomo Mitsui Financial Group, Inc.	142,800	5,774,602
Sumitomo Trust & Banking Co. Ltd.	661,000	3,558,243
Suruga Bank Ltd.	20,000	190,630

		17,813,195

Consumer Finance 0.2%
Aeon Credit Service Co. Ltd.	18,500	240,855
Jaccs Co. Ltd.	43,000	95,286

		336,141

Diversified Financial Services 0.9%
Fuyo General Lease Co. Ltd.	6,300	139,848
ORIX Corp.	24,200	1,427,211
Osaka Securities Exchange Co. Ltd.	41	195,369

		1,762,428

Insurance 2.7%
Aioi Insurance Co. Ltd.	331,000	1,504,788
Mitsui Sumitomo Insurance Group Holdings, Inc.	44,400	1,157,816
Sony Financial Holdings, Inc.	345	949,663
Tokio Marine Holdings, Inc.	54,200	1,488,586

		5,100,853

Real Estate Management and Development 2.2%
Daibiru Corp.	26,700	229,437

The Japan Fund | 7

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Financials (continued)
Daiwa House Industry Co. Ltd.	43,000	460,772
Hulic Co. Ltd.	8,000	40,362
Mitsubishi Estate Co. Ltd.	28,000	463,847
Mitsui Fudosan Co. Ltd.	11,000	190,573
Sumitomo Real Estate Sales Co. Ltd.	4,220	203,391
Sumitomo Realty & Development Co. Ltd.	127,000	2,310,151
Tokyo Tatemono Co. Ltd.	36,000	199,245

		4,097,778

Total Financials		29,859,558

Health Care 4.3%
Health Care Equipment and Supplies 0.7%
Nihon Kohden Corp.	7,200	94,387
Terumo Corp.	28,900	1,272,186

		1,366,573

Health Care Providers and Services 0.2%
BML, Inc.	6,400	141,811
Toho Holdings Co. Ltd.	16,500	173,729

		315,540

Health Care Technology 0.1%
So-net M3, Inc.	53	167,395

The Japan Fund | 8

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Health Care (continued)
Pharmaceuticals 3.3%
Astellas Pharma, Inc.	4,400	155,426
Daiichi Sankyo Co. Ltd.	38,400	687,121
Eisai Co. Ltd.	38,700	1,376,990
Kaken Pharmaceutical Co. Ltd.	22,000	195,869
KYORIN Co. Ltd.	12,000	181,973
Kyowa Hakko Kirin Co. Ltd.	70,000	789,480
Shionogi & Co. Ltd.	40,000	772,716
Takeda Pharmaceutical Co. Ltd.	43,800	1,701,920
Tsumura & Co.	9,700	302,255

		6,163,750

Total Health Care		8,013,258

Industrials 19.7%
Air Freight and Logistics 0.1%
Kintetsu World Express, Inc.	5,800	137,754

Building Products 2.3%
Asahi Glass Co. Ltd.	23,000	183,546
Bunka Shutter Co. Ltd.	84,000	315,415
Daikin Industries Ltd.	73,700	2,356,077
Nippon Sheet Glass Co. Ltd.	147,000	425,701
Sanwa Holdings Corp.	143,000	509,365
Sekisui Jushi Corp.	17,000	139,841

The Japan Fund | 9

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Industrials (continued)
TOTO Ltd.	65,000	453,134

		4,383,079

Commercial Services and Supplies 1.3%
Aeon Delight Co. Ltd.	12,000	193,862
Moshi Moshi Hotline, Inc.	7,100	147,369
Nissha Printing Co. Ltd.	5,200	249,583
Park24 Co. Ltd.	30,900	277,575
Secom Co. Ltd.	22,200	900,482
Sohgo Security Services Co. Ltd.	44,900	472,255
Tokyu Community Corp.	4,500	98,414

		2,339,540

Construction and Engineering 0.5%
Daimei Telecom Engineering Corp.	10,000	95,833
Kajima Corp.	79,000	245,634
Kinden Corp.	23,000	201,525
Nippo Corp.	15,000	139,127
Nippon Densetsu Kogyo Co. Ltd.	18,000	188,880
Taihei Dengyo Kaisha Ltd.	15,000	154,384

		1,025,383

Electrical Equipment 1.6%
Futaba Corp.	9,600	175,516
Mitsubishi Electric Corp.	31,000	195,057

The Japan Fund | 10

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Industrials (continued)
Sumitomo Electric Industries Ltd.	237,400	2,661,299

		3,031,872

Machinery 5.4%
Ebara Corp.	82,000	281,218
FANUC Ltd.	5,800	462,786
Glory Ltd.	24,300	480,711
Japan Steel Works Ltd.	31,000	380,613
Kawasaki Heavy Industries Ltd.	236,000	646,815
Kitz Corp.	48,000	163,107
Komatsu Ltd.	68,300	1,048,218
Kubota Corp.	398,000	3,268,613
Mitsubishi Heavy Industries Ltd.	261,000	1,076,625
Mori Seiki Co. Ltd.	8,200	84,942
Nabtesco Corp.	32,000	314,148
Nachi-Fujikoshi Corp.	89,000	181,731
Namura Shipbuilding Co. Ltd.	25,100	155,867
NGK Insulators Ltd.	9,000	182,752
NSK Ltd.	37,000	186,787
Oiles Corp.	32,900	495,633
OKUMA Corp.	19,000	89,066
Sasebo Heavy Industries Co. Ltd.	84,000	175,268
Sumitomo Heavy Industries Ltd.	46,000	203,498

The Japan Fund | 11

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Industrials (continued)
Union Tool Co.	5,200	135,695

		10,014,093

Road and Rail 3.9%
East Japan Railway Co.	72,200	4,347,629
Fukuyama Transporting Co. Ltd.	45,000	200,373
Hamakyorex Co. Ltd.	9,100	205,315
Keisei Electric Railway Co. Ltd.	16,000	95,270
Nippon Express Co. Ltd.	318,000	1,440,727
Seino Holdings Co. Ltd.	56,000	464,593
West Japan Railway Co.	135	446,062

		7,199,969

Trading Companies and Distributors 3.8%
Inabata & Co. Ltd.	16,300	66,205
ITOCHU Corp.	152,000	1,049,850
Marubeni Corp.	82,000	362,267
Mitsubishi Corp.	106,000	1,946,709
Mitsui & Co. Ltd.	110,200	1,298,210
Nishio Rent All Co. Ltd.	39,200	278,472
Sumitomo Corp.	41,100	415,618
Toshin Group Co. Ltd.	10,800	163,303
Toyota Tsusho Corp.	81,800	1,205,992

The Japan Fund | 12

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Industrials (continued)
Trusco Nakayama Corp.	13,000	204,371

		6,990,997

Transportation 0.8%
Iino Kaiun Kaisha Ltd.	33,700	199,764
Mitsui O.S.K. Lines Ltd.	136,000	877,388
Nippon Yusen K.K.	101,000	433,391

		1,510,543

Transportation Infrastructure NM
Nissin Corp.	67,000	151,911

Total Industrials		36,785,141

Information Technology 17.0%
Computers and Peripherals 1.8%
Fujitsu Ltd.	261,000	1,414,290
Hitachi Maxell Ltd.	36,900	456,362
Melco Holdings, Inc.	20,900	259,569
Toshiba Corp.	338,000	1,216,700

		3,346,921

Electronic Equipment and Instruments 7.8%
FUJIFILM Holdings Corp.	16,200	511,084
Hakuto Co. Ltd.	26,200	248,010
Hamamatsu Photonics K.K.	11,000	209,689

The Japan Fund | 13

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Information Technology (continued)
Hitachi High -Technologies Corp.	80,900	1,372,052
Hitachi Ltd.	385,000	1,192,433
Hosiden Corp.	32,800	415,366
HOYA Corp.	66,900	1,339,503
Ibiden Co. Ltd.	47,200	1,318,495
Kaga Electronics Co. Ltd.	14,800	197,472
Keyence Corp.	7,300	1,485,619
Mabuchi Motor Co. Ltd.	9,600	461,579
Nichicon Corp.	16,000	230,650
Nidec Corp.	47,100	2,846,109
Nihon Dempa Kogyo Co. Ltd.	6,200	130,059
Shimadzu Corp.	64,000	511,013
Shinko Shoji Co. Ltd.	22,500	188,293
TDK Corp.	14,300	668,435
Yamatake Corp.	5,500	109,264
Yaskawa Electric Corp.	162,000	1,073,824

		14,508,949

Communications Equipment 0.1%
Hitachi Kokusai Electric, Inc.	18,000	119,326

Internet Software and Services 0.5%
GMO Internet, Inc.	20,900	93,888
Internet Initiative Japan, Inc.	56	87,169
Kakaku.com, Inc.	37	140,220

The Japan Fund | 14

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Information Technology (continued)
Yahoo! Japan Corp.	2,071	658,164

		979,441

IT Services 0.9%
Hitachi Information Systems Ltd.	9,700	204,128
IT Holdings Corp.	11,100	196,826
Nihon Unisys Ltd.	112,300	973,413
NTT Data Corp.	64	206,381
Saison Information Systems Co. Ltd.	9,100	57,194

		1,637,942

Office Electronics 1.0%
Canon, Inc.	51,500	1,676,169
Ricoh Co. Ltd.	14,000	179,336

		1,855,505

Semiconductors and Semiconductor Equipment 1.9%
Canon Machinery, Inc.	9,600	119,084
Disco Corp.	29,600	1,250,713
Mimasu Semiconductor Industry Co. Ltd.	19,300	230,909
Tokyo Electron Ltd.	36,300	1,743,498
ULVAC, Inc.	8,200	234,982

		3,579,186

Software 3.0%
Capcom Co. Ltd.	5,200	93,352

The Japan Fund | 15

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Information Technology (continued)
Nintendo Co. Ltd.	13,700	3,770,297
OBIC Business Consultants Co. Ltd.	16,000	649,960
Square Enix Holdings Co. Ltd.	33,900	793,818
Trend Micro, Inc.	8,000	254,657

		5,562,084

Total Information Technology		31,589,354

Materials 12.5%
Chemicals 8.2%
ADEKA Corp.	26,300	251,058
Arakawa Chemical Industries Ltd.	24,800	279,727
C Uyemura & Co. Ltd.	9,200	297,140
Daicel Chemical Industries Ltd.	149,000	900,554
Hitachi Chemical Co. Ltd.	21,800	350,374
JSR Corp.	44,000	749,824
Kuraray Co. Ltd.	334,000	3,702,302
Kureha Corp.	40,000	211,080
LINTEC Corp.	11,300	195,291
Nippon Kayaku Co. Ltd.	30,000	206,193
Nippon Synthetic Chemical Industry Co. Ltd.	7,000	32,976
Nissan Chemical Industries Ltd.	66,000	740,805
Nitta Corp.	6,800	98,938
Nitto Denko Corp.	24,200	733,295
Sakai Chemical Industry Co. Ltd.	66,000	265,685
SEC Carbon Ltd.	14,000	102,541

The Japan Fund | 16

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Materials (continued)
Shikoku Chemicals Corp.	58,000	264,066
Shin-Etsu Chemical Co. Ltd.	53,100	2,452,436
Showa Denko K.K.	268,000	478,262
Sumitomo Chemical Co. Ltd.	304,000	1,362,630
Taiyo Nippon Sanso Corp.	98,000	932,281
Takasago International Corp.	25,000	135,183
Tokai Carbon Co. Ltd.	42,000	218,597
Toray Industries, Inc.	67,000	340,220

		15,301,458

Construction Materials 0.1%
Sumitomo Osaka Cement Co. Ltd.	66,000	142,470

Containers and Packaging 0.6%
FP Corp.	2,600	114,269
Rengo Co. Ltd.	159,000	1,022,660

		1,136,929

Metals and Mining 3.1%
Chubu Steel Plate Co. Ltd.	51,500	420,530
Daido Steel Co. Ltd.	43,000	175,402
Hitachi Metals Ltd.	20,000	168,802
JFE Holdings, Inc.	18,600	621,247
Kyoei Steel Ltd.	20,400	577,076

The Japan Fund | 17

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Materials (continued)
Nippon Steel Corp.	172,000	655,968
Osaka Steel Co. Ltd.	27,700	501,095
OSAKA Titanium Technologies Co. Ltd.	1,700	62,075
Sanyo Special Steel Co. Ltd.	67,000	254,201
Sumitomo Metal Industries Ltd.	419,000	1,106,587
Sumitomo Metal Mining Co. Ltd.	16,000	224,993
Tokyo Steel Manufacturing Co. Ltd.	36,800	446,116
Yamato Kogyo Co. Ltd.	19,300	565,773

		5,779,865

Paper and Forest Products 0.5%
OJI Paper Co. Ltd.	219,000	939,942

Total Materials		23,300,664

Telecommunication Services 4.3%
Diversified Telecommunication Services 2.2%
Nippon Telegraph and Telephone Corp.	99,400	4,044,379

Wireless Telecommunication Services 2.1%
KDDI Corp.	148	784,661

The Japan Fund | 18

Nomura Partners Funds, Inc. - The Japan Fund
Schedule of Investments
(unaudited)(concluded)	as of June 30, 2009

	Shares	Value ($)
Telecommunication Services (continued)
NTT DoCoMo, Inc.	2,162	3,157,675

		3,942,336

Total Telecommunication Services		7,986,715

Utilities 1.4%
Electric Utilities 1.4%
Electric Power Development Co. Ltd.	15,900	450,592
Tokyo Electric Power Co., Inc.	82,000	2,107,729

		2,558,321

Total Utilities		2,558,321

Total Common Stocks (Cost $166,189,283)		181,805,144

Total Investments 97.6% (Cost $166,189,283)		181,805,144

Percentages are based on net assets of $186,177,864.

^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2009 the value of these securities amounted to $181,805,144, or 97.6% of net assets.

NM — Non Material less than 0.05%.

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$181,805,144	$—	$181,805,144

Total Investments	$—	$181,805,144	$—	$181,805,144

Please refer to the Schedule of Investments for further breakout of each security by industry type.

The Japan Fund | 19

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund
Schedule of Investments
(unaudited)	as of June 30, 2009

	Shares	Value ($)
Common Stocks 84.8%
Australia 18.7%
Chemicals 0.9%
Incitec Pivot Ltd. ^	29,900	56,897

Commercial Banks 2.3%
Commonwealth Bank of Australia ^	2,067	64,629
Westpac Banking Corp. ^	5,149	83,405

		148,034

Diversified Financial Services 0.8%
ASX Ltd. ^	1,802	53,538

Diversified Telecommunication Services 1.5%
Telstra Corp. Ltd. ^	34,350	93,726

Energy Equipment and Services 2.0%
WorleyParsons Ltd. ^	6,600	125,743

Food and Staples Retailing 2.7%
Woolworths Ltd. ^	8,200	173,392

Insurance 0.8%
QBE Insurance Group Ltd. ^	3,100	49,463

Metals and Mining 6.1%
BHP Billiton Ltd. ^	9,200	252,148
Rio Tinto Ltd. ^	1,790	74,916

Asia Pacific ex Japan Fund | 1

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Australia (continued)
Sino Gold Mining Ltd.* ^	15,000	62,236

		389,300

Oil, Gas and Consumable Fuels 0.9%
Origin Energy Ltd. ^	3,500	41,185
Woodside Petroleum Ltd. ^	565	19,578

		60,763

Real Estate Investment Trusts (REITs) 0.7%
Stockland ^	17,498	44,867

Total Australia		1,195,723

China 22.9%
Automobiles 0.6%
Denway Motors Ltd. ^	96,000	38,081

Commercial Banks 8.5%
China CITIC Bank - H Shares ^	154,000	100,420
China Construction Bank Corp. - H Shares ^	270,000	208,393
Industrial & Commercial Bank of China Ltd. - H Shares ^	340,000	236,557

		545,370

Computers and Peripherals 0.7%
Lenovo Group Ltd. ^	120,000	45,887

Construction and Engineering 1.4%
China Railway Construction Corp. Ltd. - H Shares ^	60,000	92,095

Asia Pacific ex Japan Fund | 2

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
China (continued)
Health Care Equipment and Supplies 2.1%
Hengan International Group Co. Ltd. ^	29,000	134,300

Insurance 3.0%
China Life Insurance Co. Ltd. - H Shares ^	51,000	189,630

Oil, Gas and Consumable Fuels 5.0%
China Petroleum & Chemical Corp. - H Shares ^	88,000	66,945
China Shenhua Energy Co. Ltd. - H Shares ^	22,000	80,167
PetroChina Co. Ltd. - H Shares ^	160,000	176,513

		323,625

Real Estate Management and Development 1.6%
Shimao Property Holdings Ltd. ^	52,000	100,112

Total China		1,469,100

Hong Kong 10.7%
Commercial Banks 1.3%
Bank of East Asia Ltd. ^	16,600	50,361
BOC Hong Kong Holdings Ltd. ^	18,000	31,862

		82,223

Diversified Financial Services 0.9%
Hong Kong Exchanges & Clearing Ltd. ^	3,800	59,004

Asia Pacific ex Japan Fund | 3

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Hong Kong (continued)
Industrial Conglomerates 0.6%
Hutchison Whampoa Ltd. ^	6,000	39,004

Real Estate Investment Trusts (REITs) 1.1%
The Link Reit (The Link) ^	33,000	70,355

Real Estate Management and Development 6.2%
Cheung Kong Holdings Ltd. ^	8,000	91,508
Hang Lung Properties Ltd. ^	27,000	87,564
Kerry Properties Ltd. ^	12,000	53,654
Sino-Ocean Land Holdings Ltd. ^	59,000	67,621
Sun Hung Kai Properties Ltd. ^	8,000	99,885

		400,232

Specialty Retail 0.6%
Esprit Holdings Ltd. ^	6,500	36,359

Total Hong Kong		687,177

India 0.6%
Commercial Banks 0.6%
State Bank of India Ltd., GDR* ^	512	36,356

Total India		36,356

Asia Pacific ex Japan Fund | 4

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Indonesia 3.0%
Commercial Banks 1.1%
Bank Danamon Indonesia Tbk PT ^	146,000	68,603

Diversified Telecommunication Services 0.5%
Indosat Tbk PT ^	65,000	31,573

Gas Utilities 1.4%
Perusahaan Gas Negara PT ^	300,000	92,205

Total Indonesia		192,381

Korea, Republic of 7.6%
Auto Components 1.5%
Hyundai Mobis ^	1,130	98,519

Capital Markets 0.4%
KIWOOM Securities Co. Ltd. ^	600	23,354

Commercial Banks 0.9%
KB Financial Group, Inc.* ^	1,300	43,295
KB Financial Group, Inc., ADR*	530	17,655

		60,950

Construction and Engineering 0.3%
Daewoo Engineering & Construction Co. Ltd. ^	1,640	16,496

Food and Staples Retailing 0.4%
Shinsegae Co. Ltd. ^	70	27,694

Asia Pacific ex Japan Fund | 5

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Korea, Republic of (continued)
Hotels, Restaurants & Leisure 1.0%
Kangwon Land, Inc. ^	4,973	63,464

Internet Software and Services 0.5%
NHN Corp.* ^	240	33,162

Multiline Retail 0.6%
Hyundai Department Store Co. Ltd. ^	532	37,301

Pharmaceuticals 0.7%
Yuhan Corp. ^	320	46,924

Tobacco 1.3%
KT&G Corp., 144A, GDR	2,879	80,727

Total Korea, Republic of		488,591

Malaysia 3.4%
Commercial Banks 0.9%
Bumiputra-Commerce Holdings Bhd ^	22,000	56,563

Diversified Telecommunication Services 0.6%
Telekom Malaysia Bhd ^	49,400	41,151

Hotels, Restaurants & Leisure 1.2%
Genting Bhd ^	47,000	75,229

Wireless Telecommunication Services 0.7%
Axiata Group Bhd ^	70,000	46,999

Asia Pacific ex Japan Fund | 6

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Malaysia (continued)
Total Malaysia		219,942

Singapore 4.8%
Airlines 0.7%
Singapore Airlines Ltd. ^	5,000	45,808

Commercial Banks 1.8%
DBS Group Holdings Ltd. ^	12,000	97,386
United Overseas Bank Ltd. ^	2,000	20,203

		117,589

Food Products 1.2%
Wilmar International Ltd. ^	22,000	76,032

Real Estate Management and Development 0.5%
CapitaLand Ltd. ^	12,000	30,477

Wireless Telecommunication Services 0.6%
StarHub Ltd. ^	26,000	38,366

Total Singapore		308,272

Taiwan 10.5%
Capital Markets 0.3%
Polaris Securities Co. Ltd. ^	39,000	19,542

Chemicals 1.3%
Taiwan Fertilizer Co. Ltd. ^	29,000	85,690

Asia Pacific ex Japan Fund | 7

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Taiwan (continued)
Computers and Peripherals 1.3%
Acer, Inc. ^	30,000	51,933
HTC Corp. ^	2,000	28,123

		80,056

Diversified Financial Services 2.0%
First Financial Holding Co. Ltd. ^	76,000	45,135
Yuanta Financial Holding Co. Ltd. ^	126,000	84,300

		129,435

Diversified Telecommunication Services 0.7%
Chunghwa Telecom Co. Ltd. ^	23,000	45,865

Electronic Equipment and Instruments 2.8%
HON HAI Precision Industry Co. Ltd. ^	57,500	176,996

Food and Staples Retailing 0.6%
President Chain Store Corp. ^	16,000	40,953

Semiconductors and Semiconductor Equipment 1.5%
Siliconware Precision Industries Co. ^	21,000	24,175

Asia Pacific ex Japan Fund | 8

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ^	43,000	71,429

		95,604

Total Taiwan		674,141

Thailand 2.6%
Commercial Banks 1.6%
Bangkok Bank PCL, NVDR ^	20,000	62,932
Kasikornbank PCL, NVDR ^	20,000	38,565

		101,497

Oil, Gas and Consumable Fuels 1.0%
PTT Exploration & Production PCL, NVDR ^	16,000	62,031

Total Thailand		163,528

Total Common Stocks (Cost $4,401,005)		5,435,211

Preferred Stocks 2.1%
Korea, Republic of 2.1%
Electronic Equipment and Instruments 2.1%
Samsung Electronics Co. Ltd., GDR, 144A ^	888	132,555

Asia Pacific ex Japan Fund | 9

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Korea, Republic of (continued)
Total Korea, Republic of		132,555

Total Preferred Stocks (Cost $91,464)		132,555

Rights 0.3%
Australia 0.3%
Metals and Mining 0.3%
Rio Tinto Ltd.*, expires 07/01/09 at $22.80	939	18,091

Total Australia		18,091

Total Rights (Cost $9,582)		18,091

Participatory Notes 9.5%
India 9.5%
Construction and Engineering 0.4%
Jaiprakash Associates Ltd., American Style call warrants, expiring 05/26/2014, 144A	6,204	26,367

Diversified Financial Services 1.2%
Housing Development Finance Corp. Ltd., American Style call warrants, expiring 01/30/17, 144A*	1,550	75,866

Diversified Telecommunication Services 0.5%
Reliance Communications Ltd., American Style call warrants, expiring 01/25/11, 144A*	5,200	31,468

Electric Utilities 1.3%
ITC Ltd., American Style call warrants, expiring 05/03/12, 144A*	21,144	83,730

Machinery 2.2%
Larsen & Toubro Ltd., American Style call warrants, expiring 06/10/14, 144A*	4,374	143,382

Asia Pacific ex Japan Fund | 10

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
India (continued)
Metals and Mining 0.6%
Sterlite Industries India Ltd., American Style call warrants, expiring 04/07/14, 144A	2,790	35,182

Oil, Gas and Consumable Fuels 1.8%
Cairn India Ltd., American Style call warrants, expiring 01/23/17, 144A*	5,972	29,016
Reliance Industries Ltd., American Style call warrants, expiring 06/23/14, 144A*	2,100	88,945

		117,961

Real Estate Management and Development 1.5%
Indiabulls Real Estate Ltd., American Style call warrants, expiring 01/08/14, 144A*	13,300	54,235
Unitech Ltd., American Style call warrants, expiring 04/21/2014, 144A*	25,000	41,567

		95,802

Total India		609,758

Asia Pacific ex Japan Fund | 11

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund
Schedule of Investments
(unaudited)(concluded)	as of June 30, 2009

Shares	Value ($)
Total Participatory Notes (Cost $570,963)	609,758

Total Investments 96.7% (Cost $5,073,014)	6,195,615

Percentages are based on net assets of $6,409,238.

*	Non income-producing security.

^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2009 the value of these securities amounted to $5,469,384 or 85.3% of net assets.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $609,758 or 9.5% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

NVDR — Non Voting Depositary Receipt.

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$98,382	$5,336,829	$—	$5,435,211
Preferred Stocks	—	132,555	—	132,555
Rights	—	—	18,091	18,091
Participatory Notes	609,758	—	—	609,758

Total Investments	$708,140	$5,469,384	$18,091	$6,195,615

Please refer to the Schedule of Investments for further breakout of each security by geographical region and industry type.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of 10/01/2008 *	Net Purchases/ (Sales)	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Balance as of 6/30/2009
Rights	$—	$9,582	$—	$8,509	$18,091

Total Level Three	$—	$9,582	$—	$8,509	$18,091

*	Asia Pacific ex Japan Fund commenced operations on December 29, 2008.

Asia Pacific ex Japan Fund | 12

Nomura Partners Funds, Inc. - India Fund
Schedule of Investments
(unaudited)	as of June 30, 2009

	Shares	Value ($)
Common Stocks 96.9% ^
Consumer Discretionary 7.7%
Automobiles 7.7%
Bajaj Auto Ltd.	7,500	153,149
Hero Honda Motors Ltd.	14,000	407,571

		560,720

Total Consumer Discretionary		560,720

Consumer Staples 9.8%
Household Products 5.4%
Hindustan Unilever Ltd.	70,000	392,553

Tobacco 4.4%
ITC Ltd.	80,000	320,080

Total Consumer Staples		712,633

Energy 12.9%
Oil, Gas and Consumable Fuels 12.9%
Cairn India Ltd.*	35,000	169,537

India Fund | 1

Nomura Partners Funds, Inc. - India Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Energy (continued)
Reliance Industries Ltd.*	18,000	761,119

		930,656

Total Energy		930,656

Financials 29.7%
Commercial Banks 15.4%
Bank of Baroda	22,500	209,486
HDFC Bank Ltd.	15,000	467,217
ICICI Bank Ltd.	22,500	339,755
State Bank of India Ltd.	2,667	97,133

		1,113,591

Diversified Financial Services 8.1%
Housing Development Finance Corp. Ltd.	12,000	588,674

Real Estate Management and Development 6.2%
Indiabulls Real Estate Ltd.	45,000	183,873
Unitech Ltd.	159,972	265,777

		449,650

Total Financials		2,151,915

Health Care 3.4%
Pharmaceuticals 3.4%
Dr. Reddys Laboratories Ltd.	15,000	245,036

Total Health Care		245,036

India Fund | 2

Nomura Partners Funds, Inc. - India Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Industrials 12.8%
Diversified Operations 1.0%
Sintex Industries Ltd.	15,000	68,280

Electrical Equipment 3.8%
Bharat Heavy Electricals Ltd.	6,000	278,313

Industrial Conglomerates 3.0%
Jaiprakash Associates Ltd.	51,250	220,346

Machinery 5.0%
Larsen & Toubro Ltd.	11,000	359,815

Total Industrials		926,754

Information Technology 7.2%
Internet Software and Services 7.2%
Infosys Technologies Ltd.	14,000	518,258

Total Information Technology		518,258

Materials 6.9%
Cement 3.0%
India Cements Ltd.	30,000	82,695
Ultratech Cement Ltd.	9,492	136,752

		219,447

Metals and Mining 3.9%
Sterlite Industries (India) Ltd.	12,500	158,894

India Fund | 3

Nomura Partners Funds, Inc. - India Fund
Schedule of Investments
(unaudited)(concluded)	as of June 30, 2009

	Shares	Value ($)
Materials (continued)
Tata Steel Ltd.	15,000	121,823

		280,717

Total Materials		500,164

Telecommunication Services 2.3%
Wireless Telecommunication Services 2.3%
Reliance Communications Ltd.	28,000	169,011

Total Telecommunication Services		169,011

Utilities 4.2%
Electric Utilities 1.9%
CESC Ltd.	24,000	137,839

Independent Power Producers and Energy Traders 2.3%
GVK Power & Infrastructure Ltd.*	200,000	167,537

Total Utilities		305,376

Total Common Stocks (Cost $7,092,779)		7,020,523

Total Investments 96.9% (Cost $7,092,779)		7,020,523

Percentages are based on net assets of $7,247,088.

*	Non income-producing security.

^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2009 the value of these securities amounted to $7,020,523 or 96.9% of net assets.

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$7,020,523	$—	$7,020,523

Total Investments	$—	$7,020,523	$—	$7,020,523

Please refer to the Schedule of Investments for further breakout of each security by industry type.

India Fund | 4

Nomura Partners Funds, Inc. - Greater China Fund
Schedule of Investments
(unaudited)	as of June 30, 2009

	Shares	Value ($)
Common Stocks 97.8% ^
China 51.5%
Automobiles 0.5%
Denway Motors Ltd.	80,000	31,735

Commercial Banks 14.7%
Bank of China Ltd. - H Shares	163,000	77,235
China Construction Bank Corp. - H Shares	443,000	341,919
Industrial & Commercial Bank of China Ltd. - H Shares	743,000	516,946

		936,100

Construction and Engineering 1.0%
China Railway Construction Corp. Ltd. - H Shares	41,000	62,932

Health Care Equipment and Supplies 2.5%
Hengan International Group Co. Ltd.	35,000	162,087

Industrial Conglomerates 1.5%
Shanghai Industrial Holdings Ltd.	24,000	96,786

Insurance 6.3%
China Life Insurance Co. Ltd. - H Shares	107,000	397,851

Internet Software and Services 1.3%
Tencent Holdings Ltd.	7,000	81,187

Machinery 0.4%
Weichai Power Co. Ltd. - H Shares	8,000	26,958

Metals and Mining 1.5%
Jiangxi Copper Co. Ltd. - H Shares	60,000	97,633

Greater China Fund | 1

Nomura Partners Funds, Inc. - Greater China Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
China (continued)
Oil, Gas and Consumable Fuels 9.5%
China Petroleum & Chemical Corp. - H Shares	122,000	92,810
China Shenhua Energy Co. Ltd. - H Shares	31,000	112,963
CNOOC Ltd.	187,000	230,258
PetroChina Co. Ltd. - H Shares	150,000	165,481

		601,512

Real Estate Management and Development 2.8%
China Overseas Land & Investment Ltd.	78,000	179,390

Transportation 1.6%
China COSCO Holdings Co. Ltd. - H Shares	24,000	28,297
China Shipping Development Co. Ltd. - H Shares	56,000	71,446

		99,743

Wireless Telecommunication Services 7.9%
China Mobile Ltd.	50,000	501,368

Total China		3,275,282

Hong Kong 18.6%
Commercial Banks 2.0%
Bank of East Asia Ltd.	1,440	4,369
BOC Hong Kong Holdings Ltd.	35,000	61,954

Greater China Fund | 2

Nomura Partners Funds, Inc. - Greater China Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Hong Kong (continued)
Hang Seng Bank Ltd.	4,200	59,354

		125,677

Distributors 0.1%
Li & Fung Ltd.	4,000	10,615

Diversified Financial Services 0.9%
Hong Kong Exchanges & Clearing Ltd.	3,800	59,004

Diversified Operations 4.5%
Hutchison Whampoa Ltd.	30,000	195,021
Swire Pacific Ltd. - A Shares	9,000	89,636

		284,657

Electric Utilities 2.0%
CLP Holdings Ltd.	19,000	126,160

Gas Utilities 0.9%
Hong Kong & China Gas Co. Ltd.	27,000	56,748

Real Estate Investment Trusts (REITs) 1.6%
The Link Reit (The Link)	48,000	102,334

Real Estate Management and Development 5.9%
Cheung Kong Holdings Ltd.	16,000	183,016
Hang Lung Properties Ltd.	1,000	3,243

Greater China Fund | 3

Nomura Partners Funds, Inc. - Greater China Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	15,000	187,285

		373,544

Textiles, Apparel and Luxury Goods 0.7%
Esprit Holdings Ltd.	8,000	44,749

Total Hong Kong		1,183,488

Taiwan 27.7%
Capital Markets NM
Polaris Securities Co. Ltd.	6,000	3,006

Construction Materials 0.1%
Taiwan Cement Corp.	4,000	3,810

Chemicals 3.2%
Formosa Plastics Corp.	57,000	101,355
Taiwan Fertilizer Co. Ltd.	35,000	103,418

		204,773

Computers and Peripherals 4.2%
Acer, Inc.	62,000	107,328
Chicony Electronics Co. Ltd.	42,000	77,980

Greater China Fund | 4

Nomura Partners Funds, Inc. - Greater China Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Taiwan (continued)
HTC Corp.	6,000	84,368

		269,676

Diversified Financial Services 3.7%
SinoPac Financial Holdings Co. Ltd.	237,000	82,441
Yuanta Financial Holding Co. Ltd.	229,000	153,212

		235,653

Diversified Telecommunication Services 1.8%
Chunghwa Telecom Co. Ltd.	55,862	111,397

Electronic Equipment and Instruments 7.0%
Chroma ATE, Inc.	13,654	14,081
Delta Electronics, Inc.	41,000	92,795
HON HAI Precision Industry Co. Ltd.	110,600	340,447

		447,323

Food and Staples Retailing 0.8%
President Chain Store Corp.	19,000	48,632

Hotels, Restaurants & Leisure 1.1%
Formosa International Hotels Corp.	5,000	69,876

Leisure Equipment and Products 1.1%
Giant Manufacturing Co. Ltd.	30,000	72,241

Semiconductors and Semiconductor Equipment 4.7%
Radiant Opto-Electronics Corp.	31,000	35,462
Siliconware Precision Industries Co.	46,000	52,956

Greater China Fund | 5

Nomura Partners Funds, Inc. - Greater China Fund
Schedule of Investments
(unaudited)(concluded)	as of June 30, 2009

	Shares	Value ($)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	126,000	209,303

		297,721

Total Taiwan		1,764,108

Total Common Stocks (Cost $5,029,569)		6,222,878

Total Investments 97.8% (Cost $5,029,569)		6,222,878

Percentages are based on net assets of $6,359,901.

^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2009 the value of these securities amounted to $6,222,878 or 97.8% of net assets.

NM — Non Material less than 0.05%.

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$6,222,878	$—	$6,222,878

Total Investments	$—	$6,222,878	$—	$6,222,878

Please refer to the Schedule of Investments for further breakout of each security by geographical region and industry type.

Greater China Fund | 6

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)	as of June 30, 2009

	Shares	Value ($)
Common Stocks 98.5%
Australia 3.8%
Beverages 0.3%
Coca-Cola Amatil Ltd. ^	2,284	15,822

Commercial Banks 0.3%
Westpac Banking Corp. ^	985	15,956

Diversified Financial Services 0.3%
Macquarie Group Ltd. ^	450	14,134

Health Care Equipment and Supplies 0.5%
Cochlear Ltd. ^	600	27,871

Metals and Mining 0.9%
BHP Billiton Ltd. ^	1,617	44,318

Real Estate Investment Trusts (REITs) 1.0%
Westfield Group ^	5,619	51,180

Textiles, Apparel and Luxury Goods 0.5%
Billabong International Ltd. ^	3,878	27,252

Total Australia		196,533

Belgium 0.4%
Diversified Telecommunication Services 0.4%
Belgacom S.A. ^	698	22,314

Global Equity Income Fund | 1

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Belgium (continued)
Total Belgium		22,314

Brazil 1.9%
Commercial Banks 0.3%
Banco Bradesco S.A., ADR	1,100	16,247

Metals and Mining 0.7%
Vale S.A., ADR	2,100	37,023

Oil, Gas and Consumable Fuels 0.9%
Petroleo Brasileiro - Petrobras S.A., ADR	1,400	46,704

Total Brazil		99,974

Canada 1.3%
Commercial Banks 1.3%
Bank of Nova Scotia	1,800	67,193

Total Canada		67,193

Chile 0.8%
Chemicals 0.6%
Sociedad Quimica y Minera de Chile S.A., ADR	900	32,571

Commercial Banks 0.2%
Banco Santander Chile, ADR	200	9,338

Global Equity Income Fund | 2

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Chile (continued)
Total Chile		41,909

China 0.5%
Wireless Telecommunication Services 0.5%
China Mobile Ltd. ^	2,500	25,068

Total China		25,068

Finland 0.5%
Communications Equipment 0.5%
Nokia Oyj ^	1,687	24,619

Total Finland		24,619

France 4.6%
Diversified Telecommunication Services 1.0%
France Telecom S.A. ^	2,385	54,188

Electrical Equipment 0.4%
Nexans S.A. ^	383	20,416

Insurance 1.0%
AXA S.A. ^	1,898	35,882
SCOR SE ^	776	15,937

		51,819

Oil, Gas and Consumable Fuels 1.0%
Total S.A. ^	959	51,942

Pharmaceuticals 0.9%
Sanofi-Aventis ^	833	48,990

Textiles, Apparel and Luxury Goods 0.3%
LVMH Moet Hennessy Louis Vuitton S.A. ^	187	14,313

Total France		241,668

Global Equity Income Fund | 3

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Germany 2.0%
Automobiles 0.4%
Bayerische Motoren Werke AG ^	543	20,508

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG ^	2,384	28,175

Electric Utilities 0.5%
E.ON AG ^	768	27,260

Software 0.6%
SAP AG ^	735	29,632

Total Germany		105,575

Greece 0.8%
Hotels, Restaurants & Leisure 0.8%
OPAP S.A. ^	1,513	40,182

Total Greece		40,182

Hong Kong 0.3%
Communications Equipment 0.1%
VTech Holdings Ltd. ^	1,000	6,854

Electric Utilities 0.1%
HongKong Electric Holdings Ltd. ^	500	2,785

Global Equity Income Fund | 4

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Hong Kong (continued)
Real Estate Investment Trusts (REITs) 0.1%
The Link Reit (The Link) ^	2,500	5,330

Road and Rail —NM
Transport International Holdings Ltd. ^	800	2,135

Total Hong Kong		17,104

India 0.5%
Commercial Banks 0.5%
ICICI Bank Ltd., ADR	900	26,550

Total India		26,550

Ireland 0.2%
Construction Materials 0.2%
CRH PLC ^	422	9,675

Total Ireland		9,675

Italy 4.4%
Electric Utilities 1.9%
Enel SpA ^	9,432	45,950

Global Equity Income Fund | 5

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Italy (continued)
Terna - Rete Elettrica Nazionale SpA ^	15,730	52,463

		98,413

Oil, Gas and Consumable Fuels 2.2%
ENI SpA ^	4,945	117,309

Textiles, Apparel and Luxury Goods 0.3%
Bulgari SpA ^	2,788	15,028

Total Italy		230,750

Japan 11.6%
Automobiles 1.4%
Toyota Motor Corp. ^	2,000	75,609

Commercial Banks 0.3%
Mitsubishi UFJ Financial Group, Inc. ^	2,400	14,753

Diversified Consumer Services 0.4%
Benesse Corp. ^	500	19,983

Electronic Equipment and Instruments 0.4%
HOYA Corp. ^	1,100	22,025

Global Equity Income Fund | 6

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Japan (continued)
Food and Staples Retailing 0.6%
Lawson, Inc. ^	700	30,761

Household Products 0.8%
Kao Corp. ^	2,000	43,587

Machinery 0.4%
FANUC Ltd. ^	300	23,937

Metals and Mining 1.3%
Sumitomo Metal Mining Co. Ltd. ^	5,000	70,310

Office Electronics 1.4%
Canon, Inc. ^	2,200	71,603

Oil, Gas and Consumable Fuels 0.4%
Showa Shell Sekiyu K.K. ^	1,000	10,541
TonenGeneral Sekiyu K.K. ^	1,000	10,162

		20,703

Pharmaceuticals 1.3%
Santen Pharmaceutical Co. Ltd. ^	700	21,290
Takeda Pharmaceutical Co. Ltd. ^	1,200	46,628

		67,918

Real Estate Investment Trusts (REITs) 0.5%
Japan Real Estate Investment Corp. ^	2	16,599

Global Equity Income Fund | 7

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Japan (continued)
Nippon Building Fund, Inc. ^	1	8,559

		25,158

Software 0.9%
Oracle Corp. Japan ^	800	29,313
Trend Micro, Inc. ^	500	15,916

		45,229

Trading Companies and Distributors 0.6%
Mitsubishi Corp. ^	1,600	29,384

Wireless Telecommunication Services 0.9%
NTT DoCoMo, Inc. ^	31	45,277

Total Japan		606,237

Malaysia 0.5%
Hotels, Restaurants & Leisure 0.2%
Berjaya Sports Toto Bhd ^	7,600	10,908

Tobacco 0.3%
British American Tobacco Malaysia Bhd ^	1,200	15,263

Total Malaysia		26,171

Global Equity Income Fund | 8

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Singapore 0.9%
Air Freight and Logistics 0.2%
Singapore Post Ltd. ^	13,000	8,026

Wireless Telecommunication Services 0.7%
MobileOne Ltd. ^	10,000	10,549
StarHub Ltd. ^	18,000	26,561

		37,110

Total Singapore		45,136

Spain 1.0%
Diversified Telecommunication Services 1.0%
Telefonica S.A. ^	2,218	50,293

Total Spain		50,293

Sweden 0.6%
Machinery 0.3%
Atlas Copco AB - B Shares ^	1,775	16,071

Global Equity Income Fund | 9

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Sweden (continued)
Specialty Retail 0.3%
Hennes & Mauritz AB - B Shares ^	328	16,397

Total Sweden		32,468

Switzerland 1.0%
Insurance 0.6%
Zurich Financial Services AG ^	174	30,800

Pharmaceuticals 0.4%
Novartis AG ^	450	18,283

Total Switzerland		49,083

Taiwan 1.3%
Diversified Telecommunication Services 0.5%
Chunghwa Telecom Co. Ltd., ADR	1,352	26,810

Metals and Mining 0.3%
China Steel Corp. ^	19,000	16,270

Semiconductors and Semiconductor Equipment 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ^	16,000	26,578

Total Taiwan		69,658

United Kingdom 11.5%
Beverages 0.8%
Diageo PLC ^	3,061	43,959

Global Equity Income Fund | 10

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
United Kingdom (continued)
Commercial Banks 2.1%
HSBC Holdings PLC ^	13,355	110,868

Consumer Finance 0.6%
Provident Financial PLC ^	2,497	32,696

Food and Staples Retailing 0.4%
Tesco PLC ^	3,476	20,260

Insurance 0.6%
Aviva PLC ^	5,741	32,442

Media 0.4%
Pearson PLC ^	2,137	21,465

Multi-Utilities 0.5%
United Utilities Group PLC ^	2,990	24,490

Oil, Gas and Consumable Fuels 2.5%
Royal Dutch Shell PLC - B Shares ^	5,219	131,761

Pharmaceuticals 2.0%
GlaxoSmithKline PLC ^	5,807	102,259

Tobacco 0.7%
British American Tobacco PLC ^	1,369	37,819

Wireless Telecommunication Services 0.9%
Vodafone Group PLC ^	22,796	44,064

Global Equity Income Fund | 11

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
United Kingdom (continued)
Total United Kingdom		602,083

United States 48.1%
Beverages 2.4%
Coca-Cola Co.	1,500	71,985
PepsiCo, Inc.	1,000	54,960

		126,945

Chemicals 1.3%
E. I. du Pont de Nemours & Co.	2,600	66,612

Commercial Banks 0.5%
Wilmington Trust Corp.	1,900	25,954

Commercial Services and Supplies 1.7%
Automatic Data Processing, Inc.	500	17,720
Paychex, Inc.	700	17,640
Pitney Bowes, Inc.	500	10,965
Waste Management, Inc.	1,400	39,424

		85,749

Distributors 1.3%
Genuine Parts Co.	1,300	43,628

Global Equity Income Fund | 12

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
United States (continued)
Sysco Corp.	1,100	24,728

		68,356

Diversified Financial Services 5.4%
JPMorgan Chase & Co.	2,100	71,631
U.S. Bancorp	4,400	78,848
Wells Fargo & Co.	5,400	131,004

		281,483

Diversified Operations 2.2%
General Electric Co.	10,000	117,200

Diversified Telecommunication Services 1.6%
AT&T, Inc.	1,700	42,228
Verizon Communications, Inc.	1,400	43,022

		85,250

Electric Utilities 5.5%
Duke Energy Corp.	6,300	91,917
Exelon Corp.	1,200	61,452
Progress Energy, Inc.	700	26,481

Global Equity Income Fund | 13

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
United States (continued)
Southern Co.	3,500	109,060

		288,910

Electrical Equipment 1.0%
Emerson Electric Co.	1,600	51,840

Food Products 2.1%
HJ Heinz Co.	600	21,420
Kraft Foods, Inc. - Class A	3,400	86,156

		107,576

Health Care Equipment and Supplies 0.6%
Kimberly-Clark Corp.	400	20,972
Medtronic, Inc.	300	10,467

		31,439

Hotels, Restaurants & Leisure 1.1%
McDonald’s Corp.	1,000	57,490

Household Products 1.8%
Procter & Gamble Co.	1,800	91,980

Insurance 0.5%
Aflac, Inc.	800	24,872

Metals and Mining 0.5%
Southern Copper Corp.	1,200	24,528

Multi-Utilities 0.5%
Consolidated Edison, Inc.	700	26,194

Global Equity Income Fund | 14

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
United States (continued)
Oil, Gas and Consumable Fuels 2.7%
Chevron Corp.	1,600	106,000
Exxon Mobil Corp.	500	34,955

		140,955

Paper and Forest Products 0.5%
Plum Creek Timber Co., Inc.	800	23,824

Pharmaceuticals 6.1%
Bristol-Myers Squibb Co.	3,200	64,992
Eli Lilly & Co.	2,700	93,528
Johnson & Johnson	900	51,120
Merck & Co., Inc.	3,800	106,248

		315,888

Real Estate Investment Trusts (REITs) 0.1%
Washington Reit	300	6,711

Road and Rail 0.4%
Ryder System, Inc.	700	19,544

Semiconductors and Semiconductor Equipment 1.9%
Intel Corp.	3,400	56,270
Microchip Technology, Inc.	1,200	27,060

Global Equity Income Fund | 15

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
United States (continued)
Semiconductors and Semiconductor Equipment (continued)
Xilinx, Inc.	700	14,322

		97,652

Software 1.1%
Microsoft Corp.	2,500	59,425

Thrifts and Mortgage Finance 1.4%
Hudson City Bancorp, Inc.	2,100	27,909
New York Community Bancorp, Inc.	4,300	45,967

		73,876

Tobacco 3.9%
Altria Group, Inc.	5,600	91,784
Philip Morris International, Inc.	2,600	113,412

		205,196

Total United States		2,505,449

Total Common Stocks (Cost - 4,994,446)		5,135,692

Rights 0.2%
Australia 0.2%
Metals and Mining 0.2%
Rio Tinto Ltd.*, expires 07/01/09 at $22.80	486	9,364

Global Equity Income Fund | 16

Nomura Partners Funds, Inc. - Global Equity Income Fund
Schedule of Investments
(unaudited)(concluded)	as of June 30, 2009

	Shares	Value ($)
Total Australia		9,364

Total Rights (Cost - 4,962)		9,364

Total Investments 98.7% (Cost $4,999,408)		5,145,056

Percentages are based on net assets of $5,213,769.

*	Non income-producing security.

^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2009 the value of these securities amounted to $2,367,807, or 45.4% of net assets.

ADR —	American Depositary Receipt.

NM —	Non Material less than 0.05%.

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,767,885	$2,367,807	$—	$5,135,692
Rights	—	—	9,364	9,364

Total Investments	$2,767,885	$2,367,807	$9,364	$5,145,056

Please refer to the Schedule of Investments for further breakout of each security by geographical region and industry type.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of 10/01/2008 *	Net Purchases/ (Sales)	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Balance as of 6/30/2009
Rights	$—	$4,962	$—	$4,402	$9,364

Total Level Three	$—	$4,962	$—	$4,402	$9,364

*	Global Equity Income Fund commenced operations on December 29, 2008.

Global Equity Income Fund | 17

Nomura Partners Funds, Inc. - Global Emerging Markets Fund
Schedule of Investments
(unaudited)	as of June 30, 2009

	Shares	Value ($)
Common Stocks 87.0%
Brazil 8.4%
Diversified Financial Services 3.2%
Cia Brasileira de Meios de Pagamento*	24,381	209,655

Household Durables 2.1%
PDG Realty S.A. Empreendimentos e Participacoes	12,500	135,813

Oil, Gas and Consumable Fuels 3.1%
Petroleo Brasileiro - Petrobras S.A., ADR	6,000	200,160

Total Brazil		545,628

China 21.0%
Commercial Banks 9.6%
Bank of China Ltd. - H Shares ^	427,000	202,326
China CITIC Bank - H Shares ^	102,000	66,512
China Construction Bank Corp. - H Shares ^	294,000	226,917
Industrial & Commercial Bank of China Ltd. - H Shares ^	189,000	131,498

		627,253

Insurance 1.5%
China Life Insurance Co. Ltd. - H Shares ^	26,000	96,674

Internet Software and Services 2.0%
NetEase.com, Inc. ADR*	3,700	130,166

Global Emerging Markets Fund | 1

Nomura Partners Funds, Inc. - Global Emerging Markets Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
China (continued)
Oil, Gas and Consumable Fuels 3.4%
CNOOC Ltd. ^	182,000	224,102

Real Estate Management and Development 3.0%
China Resources Land Ltd. ^	58,681	129,497
Guangzhou R&F Properties Co. Ltd. – H Shares ^	29,200	64,997

		194,494

Wireless Telecommunication Services 1.5%
China Mobile Ltd. ^	9,500	95,260

Total China		1,367,949

Czech Republic 1.6%
Electric Utilities 1.6%
CEZ AS ^	2,295	103,218

Total Czech Republic		103,218

Hong Kong 2.0%
Marine 1.0%
Pacific Basin Shipping Ltd. ^	104,000	65,607

Wireless Telecommunication Services 1.0%
Hutchison Telecommunications International Ltd. ^	282,000	66,858

Global Emerging Markets Fund | 2

Nomura Partners Funds, Inc. - Global Emerging Markets Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Hong Kong (continued)
Total Hong Kong		132,465

India 1.3%
Oil, Gas and Consumable Fuels 1.3%
Reliance Industries Ltd., GDR, 144A ^	1,050	87,548

Total India		87,548

Indonesia 1.0%
Diversified Telecommunication Services 1.0%
PT Telekomunikasi Indonesia Tbk ^	88,000	65,180

Total Indonesia		65,180

Israel 2.4%
Diversified Telecommunication Services 0.9%
Bezeq Israeli Telecommunication Corp. Ltd. ^	32,339	59,674

Pharmaceuticals 1.5%
Teva Pharmaceutical Industries Ltd., ADR	2,000	98,680

Total Israel		158,354

Korea, Republic of 10.4%
Commercial Banks 0.6%
KB Financial Group, Inc.* ^	1,060	35,302

Construction and Engineering 0.9%
Hyundai Development Co. ^	1,940	61,091

Global Emerging Markets Fund | 3

Nomura Partners Funds, Inc. - Global Emerging Markets Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Korea, Republic of (continued)
Insurance 1.5%
Samsung Fire & Marine Insurance Co. Ltd. ^	678	99,777

Internet Software and Services 1.5%
NHN Corp.* ^	713	98,518

Metals and Mining 1.5%
POSCO, ADR	1,200	99,204

Semiconductors and Semiconductor Equipment 3.1%
Samsung Electronics Co. Ltd., GDR, 144A	873	203,627

Tobacco 1.3%
KT&G Corp. ^	1,436	81,108

Total Korea, Republic of		678,627

Luxembourg 1.9%
Metals and Mining 1.9%
Ternium S.A., ADR*	7,100	122,546

Total Luxembourg		122,546

Malaysia 3.8%
Commercial Banks 1.5%
Bumiputra-Commerce Holdings Bhd ^	38,600	99,242

Hotels, Restaurants & Leisure 1.4%
Genting Malaysia Bhd ^	120,500	92,159

Global Emerging Markets Fund | 4

Nomura Partners Funds, Inc. - Global Emerging Markets Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Malaysia (continued)
Wireless Telecommunication Services 0.9%
Axiata Group Bhd * ^	84,825	56,953

Total Malaysia		248,354

Mexico 5.4%
Household Durables 1.9%
Corp. GEO SAB de C.V. - Series B*	64,100	123,836

Household Products 0.7%
Kimberly-Clark de Mexico SAB de C.V. - A Shares	11,525	43,979

Media 0.7%
Grupo Televisa S.A. - Series CPO	14,351	48,770

Wireless Telecommunication Services 2.1%
America Movil SAB de C.V. - Series L	69,600	135,043

Total Mexico		351,628

Peru 2.6%
Commercial Banks 1.7%
Credicorp Ltd.	1,879	109,358

Metals and Mining 0.9%
Cia de Minas Buenaventura S.A., ADR	2,400	57,672

Global Emerging Markets Fund | 5

Nomura Partners Funds, Inc. - Global Emerging Markets Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Peru (continued)
Total Peru		167,030

Russia 6.2%
Metals and Mining 1.8%
Novolipetsk Steel, GDR, 144A	5,600	114,800

Oil, Gas and Consumable Fuels 4.4%
Gazprom OAO, ADR ^	6,851	139,603
LUKOIL, ADR	3,400	150,858

		290,461

Total Russia		405,261

South Africa 7.7%
Commercial Banks 1.4%
Standard Bank Group Ltd. ^	7,679	88,469

Food and Staples Retailing 0.8%
Shoprite Holdings Ltd. ^	6,900	49,308

Metals and Mining 2.0%
ArcelorMittal South Africa Ltd. ^	5,042	62,565
Gold Fields Ltd. ^	5,899	71,206

		133,771

Oil, Gas and Consumable Fuels 0.7%
Sasol Ltd. ^	1,379	48,459

Global Emerging Markets Fund | 6

Nomura Partners Funds, Inc. - Global Emerging Markets Fund
Schedule of Investments
(unaudited) (continued)	as of June 30, 2009

	Shares	Value ($)
South Africa (continued)
Pharmaceuticals 1.7%
Aspen Pharmacare Holdings Ltd.* ^	15,574	110,615

Wireless Telecommunication Services 1.1%
MTN Group Ltd. ^	4,670	71,756

Total South Africa		502,378

Taiwan 9.8%
Chemicals 1.7%
Taiwan Fertilizer Co. Ltd. ^	37,000	109,328

Diversified Financial Services 2.2%
Chinatrust Financial Holding Co. Ltd. ^	134,000	80,279
First Financial Holding Co. Ltd. ^	116,000	68,891

		149,170

Electronic Equipment and Instruments 1.0%
HON HAI Precision Industry Co. Ltd. ^	20,390	62,764

Semiconductors and Semiconductor Equipment 4.9%
MediaTek, Inc. ^	6,000	71,372

Global Emerging Markets Fund | 7

Nomura Partners Funds, Inc. - Global Emerging Markets Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ^	26,500	249,365

		320,737

Total Taiwan		641,999

Turkey 1.5%
Commercial Banks 1.5%
Turkiye Is Bankasi - C Shares ^	32,842	96,083

Total Turkey		96,083

Total Common Stocks (Cost $4,452,127)		5,674,248

Participatory Notes 7.0%
India 7.0%
Automobiles 1.7%
Hero Honda Motors Ltd., American Style call warrants, expiring 11/15/2013, 144A^	3,745	109,258

Diversified Financial Services 1.8%
Infrastructure Development Finance Co. Ltd., American Style call warrants, expiring 01/24/2013, 144A	42,203	119,592

Diversified Telecommunication Services 2.6%
Bharti Airtel Ltd., American Style call warrants, expiring 08/01/2010, 144A*	9,951	166,626

Global Emerging Markets Fund | 8

Nomura Partners Funds, Inc. - Global Emerging Markets Fund
Schedule of Investments
(unaudited)(concluded)	as of June 30, 2009

	Shares	Value ($)
India (continued)
Real Estate Management and Development 0.9%
Unitech Ltd., American Style call warrants, expiring 04/21/2014, 144A ^	37,170	61,801

Total India		457,277

Total Participatory Notes (Cost $439,531)		457,277

Preferred Stocks 4.9%
Brazil 4.9%
Commercial Banks 1.8%
Itau Unibanco Holding S.A.	7,422	117,797

Independent Power Producers and Energy Traders 2.1%
AES Tiete S.A.	13,500	140,546

Metals and Mining 1.0%
Vale S.A. - A Shares	4,325	65,885

Total Brazil		324,228

Total Preferred Stocks (Cost $209,580)		324,228

Total Investments 98.9% (Cost $5,101,238)		6,455,753

Percentages are based on net assets of $6,524,363.

*	Non income-producing security.

^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2009 the value of these securities amounted to $3,861,140, or 59.2% of net assets.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $863,252 or 13.2% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,984,167	$3,690,081	$—	$5,674,248
Participatory Notes	286,218	171,059	—	457,277
Preferred Stocks	324,228	—	—	324,228

Total Investments	$2,594,613	$3,861,140	$—	$6,455,753

Please refer to the Schedule of Investments for further breakout of each security by geographical region and industry type.

Global Emerging Markets Fund | 9

Nomura Partners Funds, Inc. - Global Alpha Equity Fund
Schedule of Investments
(unaudited)	as of June 30, 2009

	Shares	Value ($)
Common Stocks 96.4%
Brazil 3.1%
Diversified Financial Services 0.9%
Cia Brasileira de Meios de Pagamento*	5,393	46,375

Oil, Gas and Consumable Fuels 2.2%
Petroleo Brasileiro - Petrobras S.A., ADR	3,700	123,432

Total Brazil		169,807

Canada 1.5%
Oil, Gas and Consumable Fuels 1.5%
Ultra Petroleum Corp.*	2,093	81,627

Total Canada		81,627

China 3.9%
Commercial Banks 2.3%
Bank of China Ltd. - H Shares ^	270,000	127,935

Internet Software and Services 1.6%
NetEase.com, Inc., ADR*	2,500	87,950

Total China		215,885

France 2.2%
Commercial Banks 2.2%
Societe Generale ^	2,275	124,123

Global Alpha Equity Fund | 1

Nomura Partners Funds, Inc. - Global Alpha Equity Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
France (continued)
Total France		124,123

Germany 2.3%
Electric Utilities 2.3%
E.ON AG ^	3,617	128,383

Total Germany		128,383

Hong Kong 3.2%
Real Estate Management and Development 3.2%
Sun Hung Kai Properties Ltd. ^	14,000	174,799

Total Hong Kong		174,799

Israel 1.6%
Pharmaceuticals 1.6%
Teva Pharmaceutical Industries Ltd., ADR	1,800	88,812

Total Israel		88,812

Italy 2.7%
Oil, Gas and Consumable Fuels 2.7%
ENI SpA ^	6,202	147,129

Total Italy		147,129

Japan 13.2%
Auto Components 1.6%
Aisin Seiki Co. Ltd. ^	4,200	90,826

Global Alpha Equity Fund | 2

Nomura Partners Funds, Inc. - Global Alpha Equity Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Japan (continued)
Automobiles 2.0%
Toyota Motor Corp. ^	3,000	113,413

Commercial Banks 1.8%
Sumitomo Mitsui Financial Group, Inc. ^	2,400	97,052

Household Durables 2.6%
Sekisui House Ltd. ^	14,000	141,517

Oil, Gas and Consumable Fuels 1.6%
INPEX Corp. ^	11	87,618

Real Estate Management and Development 1.9%
Mitsui Fudosan Co. Ltd. ^	6,000	103,949

Trading Companies and Distributors 1.7%
ITOCHU Corp. ^	14,000	96,697

Total Japan		731,072

Korea, Republic of 1.4%
Semiconductors and Semiconductor Equipment 1.4%
Samsung Electronics Co. Ltd., GDR, 144A	340	79,305

Total Korea, Republic of		79,305

Netherlands 1.8%
Computers and Peripherals 1.8%
Gemalto NV* ^	2,867	99,453

Global Alpha Equity Fund | 3

Nomura Partners Funds, Inc. - Global Alpha Equity Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Netherlands (continued)
Total Netherlands		99,453

Singapore 2.6%
Commercial Banks 2.6%
United Overseas Bank Ltd. ^	14,000	141,421

Total Singapore		141,421

Spain 5.9%
Biotechnology 1.6%
Grifols S.A. ^	4,963	87,776

Commercial Banks 3.0%
Banco Santander S.A. ^	13,669	164,957

Electronic Equipment and Instruments 1.3%
Iberdrola Renovables S.A.* ^	15,832	72,456

Total Spain		325,189

Switzerland 6.4%
Capital Markets 1.8%
Credit Suisse Group AG ^	2,175	99,288

Electrical Equipment 1.9%
ABB Ltd. * ^	6,686	105,241

Pharmaceuticals 2.7%
Roche Holding AG ^	1,076	146,389

Global Alpha Equity Fund | 4

Nomura Partners Funds, Inc. - Global Alpha Equity Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Switzerland (continued)
Total Switzerland		350,918

United Kingdom 6.8%
Energy Equipment and Services 1.8%
Petrofac Ltd. ^	9,293	102,664

Industrial Conglomerates 1.4%
Cookson Group PLC ^	18,462	79,647

Insurance 1.5%
Amlin PLC ^	16,295	81,183

Metals and Mining 2.1%
ArcelorMittal ^	3,495	114,782

Total United Kingdom		378,276

United States 37.8%
Biotechnology 2.2%
Gilead Sciences, Inc.*	2,593	121,456

Capital Markets 2.4%
Morgan Stanley	4,652	132,629

Chemicals 1.8%
Monsanto Co.	1,382	102,738

Commercial Services and Supplies 2.9%
Republic Services, Inc.	6,491	158,445

Global Alpha Equity Fund | 5

Nomura Partners Funds, Inc. - Global Alpha Equity Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
United States (continued)
Computers and Peripherals 6.5%
Apple, Inc.*	1,177	167,640
Hewlett-Packard Co.	4,929	190,506

		358,146

Diversified Financial Services 3.6%
JPMorgan Chase & Co.	5,812	198,247

Food and Staples Retailing 4.5%
CVS Caremark Corp.	4,059	129,360
Wal-Mart Stores, Inc.	2,511	121,633

		250,993

Hotels, Restaurants & Leisure 2.2%
McDonald’s Corp.	2,112	121,419

Household Products 2.4%
Procter & Gamble Co.	2,631	134,444

Insurance 1.1%
Hartford Financial Services Group, Inc.	4,996	59,303

Internet Software and Services 3.3%
Google, Inc. - Class A*	428	180,440

Machinery 2.3%
AGCO Corp.*	4,394	127,734

Global Alpha Equity Fund | 6

Nomura Partners Funds, Inc. - Global Alpha Equity Fund
Schedule of Investments
(unaudited)(concluded)	as of June 30, 2009

	Shares	Value ($)
United States (continued)
Oil, Gas and Consumable Fuels 2.6%
Anadarko Petroleum Corp.	3,116	141,435

Total United States		2,087,429

Total Common Stocks (Cost $4,757,551)		5,323,628

Total Investments 96.4% (Cost $4,757,551)		5,323,628

Percentages are based on net assets of $5,523,031.

*	Non income-producing security.

^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2009 the value of these securities amounted to $2,728,698, or 49.4% of net assets.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009 the value of these securities amounted to $79,305 or 1.4% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,594,930	$2,728,698	$—	$5,323,628

Total Investments	$2,594,930	$2,728,698	$—	$5,323,628

Please refer to the Schedule of Investments for further breakout of each security by geographical region and industry type.

Global Alpha Equity Fund | 7

Nomura Partners Funds, Inc. - International Growth Equity Fund (formerly International 130/30 Equity Fund)
Schedule of Investments
(unaudited)	as of June 30, 2009

	Shares	Value ($)
Common Stocks 96.7%
Australia 3.8%
Biotechnology 1.5%
CSL Ltd. ^	2,850	73,661

IT Services 0.5%
Computershare Ltd. ^	3,700	26,811

Metals and Mining 1.8%
Lihir Gold Ltd.* ^	10,200	23,762
Rio Tinto Ltd. ^	1,600	66,964

		90,726

Total Australia		191,198

Canada 8.5%
Aerospace and Defense 1.2%
Bombardier, Inc. - B Shares	20,400	60,508

Communications Equipment 0.8%
Research In Motion Ltd.*	600	42,630

Metals and Mining 3.5%
Goldcorp, Inc.	3,200	111,200
Kinross Gold Corp.	3,500	63,525

		174,725

Oil, Gas and Consumable Fuels 1.4%
EnCana Corp.	1,450	71,732

International Growth Equity Fund | 1

Nomura Partners Funds, Inc. – International Growth Equity Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Canada (continued)
Road and Rail 1.6%
Canadian National Railway Co.	1,840	79,048

Total Canada		428,643

Denmark 2.6%
Beverages 0.9%
Carlsberg A/S - B Shares ^	750	48,209

Electrical Equipment 1.7%
Vestas Wind Systems A/S * ^	1,200	86,265

Total Denmark		134,474

Finland 1.4%
Communications Equipment 1.4%
Nokia Oyj ^	5,000	72,968

Total Finland		72,968

France 3.9%
Multi-Utilities 2.4%
GDF Suez ^	1,940	72,474
Suez Environnement S.A. ^	2,900	50,855

		123,329

Oil, Gas and Consumable Fuels 1.5%
Total S.A. ^	1,400	75,827

International Growth Equity Fund | 2

Nomura Partners Funds, Inc. – International Growth Equity Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
France (continued)
Total France		199,156

Germany 6.0%
Health Care Providers and Services 1.9%
Fresenius Medical Care AG & Co. KGaA ^	2,200	98,183

Pharmaceuticals 2.2%
Bayer AG ^	2,050	110,077

Software 1.9%
SAP AG ^	2,350	94,742

Total Germany		303,002

Hong Kong 3.9%
Commercial Banks 1.0%
BOC Hong Kong Holdings Ltd. ^	29,500	52,219

Distributors 0.9%
Li & Fung Ltd. ^	18,000	47,769

Real Estate Management and Development 2.0%
Sun Hung Kai Properties Ltd. ^	8,000	99,885

Total Hong Kong		199,873

Ireland 0.8%
Construction Materials 0.8%
CRH PLC ^	1,800	41,267

International Growth Equity Fund | 3

Nomura Partners Funds, Inc. – International Growth Equity Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Ireland (continued)
Total Ireland		41,267

Italy 0.8%
Electrical Equipment 0.8%
Prysmian SpA ^	2,600	39,168

Total Italy		39,168

Japan 14.7%
Automobiles 1.9%
Honda Motor Co. Ltd. ^	3,500	95,834

Chemicals 0.8%
Shin-Etsu Chemical Co. Ltd. ^	900	41,567

Food and Staples Retailing 1.8%
Seven & I Holdings Co. Ltd. ^	3,900	91,498

Insurance 1.9%
Tokio Marine Holdings, Inc. ^	3,400	93,380

Internet and Catalog Retail 1.4%
Rakuten, Inc. ^	120	72,125

Machinery 2.2%
FANUC Ltd. ^	1,100	87,769

International Growth Equity Fund | 4

Nomura Partners Funds, Inc. – International Growth Equity Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Japan (continued)
Kubota Corp. ^	3,000	24,638

		112,407

Office Electronics 1.5%
Canon, Inc. ^	2,400	78,113

Specialty Retail 1.8%
Fast Retailing Co. Ltd. ^	700	91,171

Trading Companies and Distributors 1.4%
Mitsubishi Corp. ^	3,800	69,788

Total Japan		745,883

Netherlands 3.0%
Food and Staples Retailing 1.5%
Koninklijke Ahold NV ^	6,700	76,989

Semiconductors and Semiconductor Equipment 1.5%
ASML Holding NV ^	3,400	73,747

Total Netherlands		150,736

International Growth Equity Fund | 5

Nomura Partners Funds, Inc. – International Growth Equity Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Singapore 3.1%
Commercial Banks 1.8%
United Overseas Bank Ltd. ^	9,000	90,914

Food Products 1.3%
Wilmar International Ltd. ^	19,000	65,664

Total Singapore		156,578

Spain 3.0%
Diversified Telecommunication Services 3.0%
Telefonica S.A. ^	6,700	151,922

Total Spain		151,922

Sweden 0.9%
Commercial Services and Supplies 0.9%
Securitas AB - B Shares ^	5,200	44,258

Total Sweden		44,258

Switzerland 15.4%
Capital Markets 1.9%
Credit Suisse Group AG ^	2,070	94,495

Chemicals 1.8%
Syngenta AG ^	400	92,886

International Growth Equity Fund | 6

Nomura Partners Funds, Inc. – International Growth Equity Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Switzerland (continued)
Electrical Equipment 1.9%
ABB Ltd. * ^	5,965	93,892

Food Products 4.5%
Nestle S.A. ^	6,100	230,221

Pharmaceuticals 5.3%
Novartis AG ^	4,700	190,954
Roche Holding AG ^	590	80,268

		271,222

Total Switzerland		782,716

United Kingdom 24.9%
Commercial Banks 3.7%
Barclays PLC ^	11,520	53,657
Standard Chartered PLC ^	6,950	130,900

		184,557

Energy Equipment and Services 1.5%
AMEC PLC ^	7,000	75,368

Food and Staples Retailing 1.6%
Tesco PLC ^	14,000	81,601

Food Products 2.4%
Unilever PLC ^	5,130	120,380

International Growth Equity Fund | 7

Nomura Partners Funds, Inc. – International Growth Equity Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
United Kingdom (continued)
Hotels, Restaurants & Leisure 2.2%
Carnival PLC ^	1,600	42,456
Compass Group PLC ^	12,500	70,437

		112,893

Metals and Mining 4.4%
BHP Billiton PLC ^	8,850	199,904
Xstrata PLC ^	2,200	24,264

		224,168

Multi-Utilities 1.1%
Centrica PLC ^	15,500	56,958

Oil, Gas and Consumable Fuels 4.0%
BG Group PLC ^	8,600	144,497
Heritage Oil PLC* ^	2,460	21,610
Tullow Oil PLC ^	2,470	38,214

		204,321

Software 1.1%
Autonomy Corp. PLC* ^	2,415	57,222

Tobacco 2.9%
British American Tobacco PLC ^	5,200	143,652

International Growth Equity Fund | 8

Nomura Partners Funds, Inc. – International Growth Equity Fund
Schedule of Investments
(unaudited)(concluded)	as of June 30, 2009

	Shares	Value ($)
United Kingdom (continued)
Total United Kingdom		1,261,120

Total Common Stocks (Cost $4,617,340)		4,902,962

Rights 0.3%
Australia 0.3%
Metals and Mining 0.3%
Rio Tinto Ltd.*, expires 07/01/09 at $22.80 (Cost $14,888)	840	16,184

Total Australia		16,184

Total Rights (Cost $14,888)		16,184

Total Investments 97.0% (Cost $4,632,228)		4,919,146

Percentages are based on net assets of $5,068,761.

*	Non income-producing security.

^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2009 the value of these securities amounted to $4,474,319, or 88.3% of net assets.

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$428,643	$4,474,319	$—	$4,902,962
Rights	—	—	16,184	16,184

Total Investments	$428,643	$4,474,319	$16,184	$4,919,146

Please refer to the Schedule of Investments for further breakout of each security by geographical region and industry type.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of 10/01/2008 *	Net Purchases/ (Sales)	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Balance as of 6/30/2009
Rights	$—	$14,888	$—	$1,296	$16,184

Total Level Three	$—	$14,888	$—	$1,296	$16,184

*	International Growth Equity Fund commenced operations on December 29, 2008.

International Growth Equity Fund | 9

Nomura Partners Funds, Inc. - International Equity Fund
Schedule of Investments
(unaudited)	as of June 30, 2009

	Shares	Value ($)
Common Stocks 61.8% ^
Finland 0.8%
Communications Equipment 0.8%
Nokia Oyj	2,900	42,322

Total Finland		42,322

France 13.3%
Chemicals 1.6%
Air Liquide S.A.	936	85,710

Commercial Banks 1.7%
BNP Paribas	795	51,591
Societe Generale	722	39,392

		90,983

Construction and Engineering 1.0%
Bouygues S.A.	1,360	51,143

Electrical Equipment 1.4%
Schneider Electric S.A.	1,000	76,480

Energy Equipment and Services 0.7%
Cie Generale de Geophysique-Veritas*	1,917	34,607

Insurance 0.9%
AXA S.A.	2,680	50,666

Media 3.6%
Lagardere SCA	1,600	53,255

International Equity Fund | 1

Nomura Partners Funds, Inc. - International Equity Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
France (continued)
Publicis Groupe	1,300	39,691
Vivendi	4,247	101,734

		194,680

Multi-Utilities 1.2%
GDF Suez	1,789	66,833

Oil, Gas and Consumable Fuels 0.1%
Total S.A.	130	7,041

Personal Products 1.1%
L’Oreal S.A.	780	58,397

Total France		716,540

Germany 8.4%
Capital Markets 0.3%
Deutsche Bank AG	300	18,256

Diversified Financial Services 0.3%
Deutsche Boerse AG	200	15,545

Electric Utilities 0.9%
E.ON AG	1,400	49,692

Health Care Equipment and Supplies 1.6%
Fresenius SE	1,800	84,460

International Equity Fund | 2

Nomura Partners Funds, Inc. - International Equity Fund
Schedule of Investments
(unaudited)(continued)	as of June 30, 2009

	Shares	Value ($)
Germany (continued)
Health Care Providers and Services 0.7%
Rhoen-Klinikum AG	1,700	37,591

Industrial Conglomerates 2.5%
Rheinmetall AG	550	23,807
Siemens AG	1,600	110,768

		134,575

Software 0.8%
Software AG	600	42,546

Textiles, Apparel and Luxury Goods 1.3%
Adidas AG	1,900	72,397

Total Germany		455,062

Greece 0.9%
Commercial Banks 0.9%
National Bank of Greece S.A.*	1,700	46,577

Total Greece		46,577

Italy 0.8%
Aerospace and Defense 0.8%
Finmeccanica SpA	3,000	42,333

Total Italy		42,333

International Equity Fund | 3

Nomura Partners Funds, Inc. - International Equity Fund
Schedule of Investments
(unaudited) (continued)	as of June 30, 2009

	Shares	Value ($)
Netherlands 5.8%
Aerospace and Defense 1.0%
European Aeronautic Defence and Space Co. NV	3,400	55,099

Air Freight and Logistics 0.6%
TNT NV	1,550	30,190

Diversified Financial Services 1.0%
ING Groep NV	5,100	51,332

Food Products 0.5%
Unilever NV	1,230	29,684

Industrial Conglomerates 0.7%
Koninklijke Philips Electronics NV	1,990	36,798

Oil, Gas and Consumable Fuels 2.0%
Royal Dutch Shell PLC - A Shares	4,344	108,792

Total Netherlands		311,895

Norway 1.6%
Energy Equipment and Services 0.6%
Petroleum Geo-Services ASA*	5,500	34,297

Oil, Gas and Consumable Fuels 1.0%
StatoilHydro ASA	2,600	51,360

Total Norway		85,657

International Equity Fund | 4

Nomura Partners Funds, Inc. - International Equity Fund
Schedule of Investments
(unaudited) (continued)	as of June 30, 2009

	Shares	Value ($)
Spain 2.8%
Commercial Banks 1.8%
Banco Santander S.A.	8,200	98,957

Diversified Telecommunication Services 1.0%
Telefonica S.A.	2,300	52,153

Total Spain		151,110

Sweden 1.0%
Commercial Banks 0.3%
Nordea Bank AB	2,000	15,869

Communications Equipment 0.7%
Telefonaktiebolaget LM Ericsson - B Shares	4,000	39,125

Total Sweden		54,994

Switzerland 10.6%
Capital Markets 1.8%
Julius Baer Holding AG	1,060	41,329
UBS AG*	4,600	56,280

		97,609

Food Products 3.2%
Nestle S.A.	4,570	172,477

Insurance 1.1%
Zurich Financial Services AG	330	58,413

International Equity Fund | 5

Nomura Partners Funds, Inc. - International Equity Fund
Schedule of Investments
(unaudited) (continued)	as of June 30, 2009

	Shares	Value ($)
Switzerland (continued)
Pharmaceuticals 4.5%
Novartis AG	2,650	107,665
Roche Holding AG	998	135,777

		243,442

Total Switzerland		571,941

United Kingdom 15.8%
Beverages 0.5%
Diageo PLC	2,100	30,158

Commercial Banks 2.2%
HSBC Holdings PLC	11,000	91,318
Lloyds Banking Group PLC *	25,300	29,116

		120,434

Electric Utilities 0.7%
Scottish & Southern Energy PLC	1,900	35,672

Energy Equipment and Services 0.9%
John Wood Group PLC	10,800	47,610

Food and Staples Retailing 0.4%
Tesco PLC	4,000	23,314

Hotels, Restaurants & Leisure 0.8%
Compass Group PLC	7,400	41,699

Insurance 2.0%
Prudential PLC	5,900	40,146

International Equity Fund | 6

Nomura Partners Funds, Inc. - International Equity Fund
Schedule of Investments
(unaudited) (continued)	as of June 30, 2009

	Shares	Value ($)
United Kingdom (continued)
RSA Insurance Group PLC	33,600	66,672

		106,818

IT Services 1.2%
Logica PLC	50,200	65,384

Metals and Mining 3.0%
Anglo American PLC	2,600	75,870
BHP Billiton PLC	1,568	35,418
Rio Tinto PLC	671	23,360
Xstrata PLC	2,300	25,366

		160,014

Pharmaceuticals 1.0%
GlaxoSmithKline PLC	3,100	54,590

Specialty Retail 1.0%
Kesa Electricals PLC	28,700	52,586

Wireless Telecommunication Services 2.1%
Vodafone Group PLC	58,100	112,306

Total United Kingdom		850,585

Total Common Stocks (Cost $3,150,669)		3,329,016

Mutual Funds 36.0%
United States 36.0%
Asia Pacific ex Japan Fund Institutional Shares**	49,600	635,872

International Equity Fund | 7

Nomura Partners Funds, Inc. - International Equity Fund
Schedule of Investments
(unaudited) (concluded)	as of June 30, 2009

	Shares	Value ($)
United States (continued)
The Japan Fund Institutional Shares **	153,594	1,300,939

Total United States		1,936,811

Total Mutual Funds (Cost $1,766,994)		1,936,811

Preferred Stock 0.7%
Brazil 0.7%
Paper and Forest Products 0.7%
Suzano Papel e Celulose S.A.	5,000	38,683

Total Brazil		38,683

Total Preferred Stock (Cost $32,061)		38,683

Total Investments 98.5% (Cost $4,949,724)		5,304,510

Percentages are based on net assets of $5,383,581.

*	Non income-producing security.

**	Affiliated issuer.

^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2009 the value of these securities amounted to $3,329,016, or 61.8% of net assets.

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$3,329,016	$—	$3,329,016
Mutual Funds	1,936,811	—	—	1,936,811
Preferred Stocks	38,683	—	—	38,683

Total Investments	$1,975,494	$3,329,016	$—	$5,304,510

Please refer to the Schedule of Investments for further breakout of each security by geographical region and industry type.

International Equity Fund | 8

Notes to Schedule of Investments

Organization:

Nomura Partners Funds, Inc. (formerly, The Japan Fund, Inc.) (the “Corporation”) was incorporated under the laws of the State of Maryland in 1961. Effective December 1, 2008, the Corporation changed its name from The Japan Fund, Inc. to Nomura Partners Funds, Inc. The Corporation is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Corporation currently consists of the following nine series: The Japan Fund, Asia Pacific ex Japan Fund, India Fund, Greater China Fund, Global Equity Income Fund, Global Emerging Markets Fund, Global Alpha Equity Fund, International Growth Equity Fund (formerly International 130/30 Equity Fund) and International Equity Fund (individually a “Fund” and collectively, the “Funds”). The Funds commenced operations on December 29, 2008; with the exception of The Japan Fund — Class S, which commenced operations in 1962.

Tax Basis of Investments:

Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed.

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
The Japan Fund	$166,189,283	$15,615,861	$22,829,200	$(7,213,339)
Asia Pacific ex Japan Fund	5,073,014	1,122,601	1,163,575	(40,974)
India Fund	7,092,779	(72,256)	257,611	(329,867)
Greater China Fund	5,029,569	1,193,309	1,214,228	(20,919)
Global Equity Income Fund	4,999,408	145,648	376,368	(230,720)
Global Emerging Markets Fund	5,101,238	1,354,515	1,393,906	(39,391)
Global Alpha Equity Fund	4,757,551	566,077	698,408	(132,331)
International Growth Equity Fund	4,632,228	286,918	370,843	(83,925)
International Equity Fund	4,949,724	354,786	467,230	(112,444)

Fair Value Measurements:

Nomura Partners Funds, Inc. began using Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below. Each Fund’s hierarchy can be found on the Fund’s Schedule of Investments.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation:

Securities listed or otherwise traded on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their most recent sale price as of the close of regular trading on the primary exchange or market (foreign or domestic) on which they are traded, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued in accordance with fair value methods approved by the Board of Directors (the “Board”). In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the security’s primary exchange or market.

Debt securities are valued as follows: If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Fund’s primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued by an independent broker or pursuant to the Fair Value Procedures, as applicable.

Participatory notes are valued based on the current day’s price of the underlying securities.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of US Dollars is calculated by converting the Local Currency into US Dollars at the prevailing currency exchange rate on the valuation date.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

The prices for foreign securities are reported in local currency and converted to US Dollars using currency exchange rates.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, including, but not limited to, when (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security’s primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions and (vii) a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Funds calculate net asset values, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Board’s fair value pricing policies.

These events may create arbitrage opportunities that may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the US market. Also, the sub-advisers believe that foreign securities values may be affected by volatility that occurs in US markets on a trading day after the close of foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Corporation’s Fair Value Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

The Board has adopted valuation procedures for the Funds and has delegated day to day responsibility for fair value determinations to the Corporation’s Fair Value Committee. Fair value determinations that affect a Fund’s NAV are subject to review, approval or ratification by the Board. The valuation procedures include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service approved by the Board. The Funds use fair value pricing to seek to ensure that each Fund’s NAV reflects the value of its underlying portfolio securities. Securities for which fair valuation has been applied at June 30, 2009 are annotated within the Schedule of Investments.

There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders.

Affiliated Parties and Transactions:

Affiliated holdings are mutual funds which are managed by Nomura Asset Management U.S.A. Inc. or an affiliate of Nomura Asset Management U.S.A. Inc. or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, Nomura Asset Management U.S.A. Inc. was paid an investment advisory fee by the affiliated Funds listed beneath its name below. Investments in affiliated companies during the period ended June 30, 2009 were as follows:

Affiliated Fund Name	Balance of Shares Held 10/01/08*	Gross Additions	Gross Reductions	Balance of Shares Held 06/30/09	Value at 06/30/09	Dividend Income	Realized Capital Gain/(Loss)
International Equity Fund:
The Japan Fund	—	$1,480,000	$190,912	153,594	$1,300,939	—	$(18,094)
Asia Pacific ex
Japan Fund	—	695,000	223,569	49,600	635,872	—	24,569

Total	236,773	$100,000	$414,481	203,194	$1,936,811	—	$6,475

*	International Equity Fund commenced operations on December 29, 2008.

Principal Risks of Investing in the Funds:

Investment Risks. The Funds’ investments in foreign companies involve certain risks not typically associated with investments in securities of US companies or the US Government, including risks relating to (i) social, economic and political stability; (ii) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of foreign companies trade; (iii) currency exchange fluctuations, currency blockage and higher levels of inflation; (iv) controls on foreign investment and limitations on repatriation of invested capital and on the Funds’ ability to exchange local currencies for US Dollars; (v) governmental involvement in and control over the economy; (vi) risk of nationalization or expropriation of assets; (vii) the nature of the smaller, less seasoned and newly organized foreign companies; and (viii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Concentration of Market Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the US economy or similar issuers located in the United States. In addition, investments in foreign countries are denominated in foreign currencies. As a result, changes in the value of the foreign currencies compared to the US Dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Fund of Funds Risk. An investment in a Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. A Fund’s performance will reflect the investment performance of the underlying funds it holds. Each underlying fund pays its own management fees and also pays other operating expenses. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds that the Fund holds, although the management fee payable to Nomura Asset Management U.S.A. Inc. will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees. In addition, one underlying fund may purchase the same securities that another underlying fund sells. If the Fund invests in both underlying funds, it would indirectly bear the costs of these trades. Please refer to the prospectus for a complete description of risks associated with the Funds.

Foreign Currency Translations:

The books and records of the Funds are maintained in US dollars. The valuation of investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates are not separately disclosed but are included with net realized and unrealized gains and losses on investment securities.

Recent Accounting Pronouncements:

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about fund derivative and hedging activities. There were no derivative instruments held by the Funds on June 30, 2009.

Item 2.	Controls and Procedures

(a) The Registrant’s Chief Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibit

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nomura Partners Funds, Inc.

By (Signature and Title)*	/s/ William L. Givens
William L. Givens Chairman of the Board and Chief Executive Officer
Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William L. Givens
William L. Givens Chairman of the Board and Chief Executive Officer
Date: August 27, 2009

By (Signature and Title)*	/s/ Simon D. Collier
Simon D. Collier Treasurer and Principal Financial Officer
Date: August 27, 2009

*	Print the name and title of each signing officer under his or her signature.